FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 629	$ 667	$ 661
Unfavorable changes	(519)	(527)	(578)
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	88	92	99
Unfavorable changes	(18)	(20)	(44)
Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	33	32	17
Unfavorable changes	(20)	(18)	(11)
Auction-rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	78	80	81
Unfavorable changes	(78)	(80)	(81)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	39	32	27
Unfavorable changes	(43)	(28)	(23)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	148	176	155
Unfavorable changes	(87)	(77)	(94)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	10	6	8
Unfavorable changes	(25)	(26)	(39)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	32	32	33
Unfavorable changes	(36)	(37)	(37)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	12	11	10
Unfavorable changes	(8)	(6)	(5)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	168	188	213
Unfavorable changes	(180)	(217)	(225)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	22	17	19
Unfavorable changes	$ (26)	$ (17)	$ (19)